Financial risk management objectives and policies - Narrative (Details) € in Millions, £ in Millions	12 Months Ended
	Dec. 31, 2017 USD ($) $ / € € / $ £ / $ T	Dec. 31, 2017 GBP (£) $ / € € / $ £ / $ T	Dec. 31, 2016 USD ($) € / $ £ / $	Dec. 31, 2015 USD ($)	Dec. 31, 2017 EUR (€) £ / $	Dec. 31, 2017 GBP (£) £ / $	Jun. 30, 2015 $ / £	Mar. 31, 2015 $ / £	Feb. 28, 2015 $ / £	Aug. 31, 2014 $ / £	May 31, 2014 $ / £	Jan. 31, 2014 $ / £	Mar. 31, 2013 $ / £	Oct. 31, 2012 $ / £	Feb. 28, 2007 $ / £
Disclosure of nature and extent of risks arising from financial instruments [line items]
Adjusted EBITDA to net debt ratio target	1.6	1.6	1.9	1.5
Revenue	$ 441,300,000		$ 414,800,000	$ 460,300,000
Operating profit	19,300,000		35,800,000	37,900,000
Adjusted EBITDA	$ 61,800,000		55,300,000	62,200,000
Capital employed | £						£ 81.8
Closing foreign exchange rate (in GBP or EUR to USD)	0.7401				0.7401	0.7401	1.5715	1.4847	1.5436	1.6580	1.6760	1.6487	1.5173	1.6129	1.9613
Foreign exchange transaction gain	$ 0		700,000	600,000
Euro
Disclosure of nature and extent of risks arising from financial instruments [line items]
Revenue	28,700,000
Operating profit	500,000
Adjusted EBITDA	2,700,000
United Kingdom
Disclosure of nature and extent of risks arising from financial instruments [line items]
Revenue	139,500,000		114,000,000	118,000,000
Operating profit	(5,100,000)		12,200,000	16,500,000
Adjusted EBITDA	16,200,000		17,400,000	13,600,000
Trade receivables
Disclosure of nature and extent of risks arising from financial instruments [line items]
Allowance for bad and doubtful debtors of financial assets	4,100,000		2,100,000	$ 4,800,000
Impairment charge on financial assets	2,700,000		$ 1,300,000
Revolving credit facility
Disclosure of nature and extent of risks arising from financial instruments [line items]
Line of credit facility, maximum borrowing capacity	150,000,000.0
Interest rate risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Sensitivity analysis for reasonably possible change in exchange rate, increase (decrease) in interest cost	$ 200,000
Liquidity risk | Minimum
Disclosure of nature and extent of risks arising from financial instruments [line items]
Forecast period for cash flow monitoring	6 months	6 months
Liquidity risk | Maximum
Disclosure of nature and extent of risks arising from financial instruments [line items]
Forecast period for cash flow monitoring	18 months	18 months
Credit risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with customer spread	25.00%	25.00%	27.00%	27.00%
Foreign currency translation risk | GBP
Disclosure of nature and extent of risks arising from financial instruments [line items]
Average foreign exchange rate (in GBP or EUR to USD) | £ / $	0.7682	0.7682	0.7438
Gains (losses) on exchange rate impact recognized in revenue	$ 4,400,000
Gains (losses) on exchange rate impact recognized in operating profit	(200,000)
Gains (losses) on exchange rate impact recognized in adjusted EBITDA	$ 500,000
Sensitivity analysis for reasonably possible change in exchange rate (in USD to GBP) | £ / $	0.05	0.05
Sensitivity analysis for reasonably possible change in exchange rate, increase (decrease) on revenue | £		£ 8.5
Sensitivity analysis for reasonably possible change in exchange rate, increase (decrease) on profit (loss) | £		(0.3)
Sensitivity analysis for reasonably possible change in exchange rate, increase (decrease) on adjusted EBITDA | £		1.0
Sensitivity analysis for reasonably possible change in exchange rate, increase (decrease) on capital employed | £		£ 5.2
Foreign currency translation risk | Euro
Disclosure of nature and extent of risks arising from financial instruments [line items]
Average foreign exchange rate (in GBP or EUR to USD) | € / $	0.8788	0.8788	0.9061
Gains (losses) on exchange rate impact recognized in revenue	$ (891,568.0473372781)
Gains (losses) on exchange rate impact recognized in operating profit	0
Gains (losses) on exchange rate impact recognized in adjusted EBITDA	$ (100,000)
Sensitivity analysis for reasonably possible change in exchange rate (in USD to GBP) | € / $	0.05	0.05
Sensitivity analysis for reasonably possible change in exchange rate, increase (decrease) on revenue | £		£ 1.5
Sensitivity analysis for reasonably possible change in exchange rate, increase (decrease) on adjusted EBITDA | £		£ 0.1
Foreign currency transaction risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Foreign exchange transaction gain	$ 5,600,000
Foreign exchange transaction loss	$ 2,400,000
Foreign currency transaction risk | Euro
Disclosure of nature and extent of risks arising from financial instruments [line items]
Sensitivity analysis for reasonably possible change in exchange rate (in USD to GBP) | € / $	0.10	0.10
Sensitivity analysis for reasonably possible change in exchange rate, increase (decrease) on profit (loss)	$ (5,500,000)
Risk exposure	$ 54,000,000				€ 54.0
Foreign currency transaction risk | USD
Disclosure of nature and extent of risks arising from financial instruments [line items]
Sensitivity analysis for reasonably possible change in exchange rate (in USD to GBP) | $ / €	0.10	0.10
Sensitivity analysis for reasonably possible change in exchange rate, increase (decrease) on profit (loss)	$ 1,100,000
Risk exposure	14,000,000
Commodity price risk | Aluminum contracts
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure	$ 80,000,000
Amount of commodity purchases (in metric tons) | T	12,500	12,500
Average rate of hedging instrument	32.00%				32.00%	32.00%
Sensitivity analysis for reasonably possible change in exchange rate, commodity price	$ 100
Sensitivity analysis for reasonably possible change in exchange rate, increase (decrease) on division costs	1,300,000
Commodity price risk | Magnesium contracts
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure	$ 100,000,000
Amount of commodity purchases (in metric tons) | T	6,000	6,000